Fair Value Measurements (Details) - Schedule of Fair Value of the Assets and Liabilities - USD ($)	9 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023
Schedule of Fair Value of the Assets and Liabilities [Abstract]
Fair value Derivative Liability as of date of Business Combination	$ 16,596
Change in fair value of Forward Purchase Agreement	4,026	$ (6,160,000)
Fair value as of Derivative Liability February 29, 2024	$ 20,622